Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule Of Accrued Expenses And Other Liabilities Abstract
Payroll and welfare payables		¥ 4,856	$ 666	¥ 5,753
Loans from third parties	[1]	4,787	656	17,819
Payable to Wuyi	[2]			5,200
Payable to Anhui Juhu	[3]	200	27
Other payables				662
Interest payables				1,100
Customer deposit		363	50	334
Payables for purchase of property, plant and equipment				1,311
Accrued expenses		334	46	332
Deferred consideration in relation to investment		2,300	315	2,300	[4]
Others		441	59	420
Total accrued expenses and other liabilities		¥ 13,281	$ 1,819	¥ 35,231

[1]	As of February 29, 2024, all loan from third parties are classified as current liabilities, as they mature within one year. The outstanding interest payable on these borrowings amounts to approximately RMB 200
[2]	The payable to Wuyi is discussed in Note 16 - Loan payables.
[3]	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent amounting to RMB3,245 (approximately $457). As defendant, Youpin reached a settlement agreement on July 29, 2024, which established the final payable amount at RMB2,000. As at 31 December 2024, the Group had RMB 200 of litigation payments remaining to be paid. Consequently, the Company has reclassified this obligation from commitments and contingencies to accrued expenses and other liabilities in the consolidated financial statements.
[4]	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration in relation to investment is RMB2,300 (US$315), refer to Note 23- Subsequent events.